Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales	$ 3,681,520	$ 2,236,950	$ 9,330,971	$ 5,096,543
Total Revenue	3,681,520	2,236,950	9,330,971	5,096,543
Operating expenses
General and administrative	377,385	366,463	7,484,914	8,678,441
Media traffic purchase, related party	1,300,766	1,673,778	5,570,972	2,834,723
Amortization and depreciation	407			193,498
Total operating expenses	1,678,558	2,040,241	13,055,886	11,706,662
Operating income (loss)	2,002,962	196,709	(3,724,915)	(6,610,119)
Other income (expense):
Other expense	(7,268)		(28,353)
Total other income (expense)	(7,268)		(28,353)
Income (loss) before provision for income taxes	1,995,694	196,709	(3,753,268)	(6,610,119)
Provision (benefit) for income taxes
Net income (loss)	$ 1,995,694	$ 196,709	$ (3,753,268)	$ (6,610,119)
Net loss per common share, basic	$ 0.06	$ 0.01	$ (0.12)	$ (0.23)
Net loss per common share, diluted	$ 0.06	$ 0.01	$ (0.12)	$ (0.23)
Weighted average number of common shares outstanding, basic	31,342,285	30,763,338	31,019,544	29,183,800
Weighted average number of common shares outstanding, diluted	31,342,285	30,763,338	31,019,544	29,183,800